Debt - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended			0 Months Ended			0 Months Ended			0 Months Ended				0 Months Ended					0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Denominated Revolving Credit Facilities [Member] USD ($)	Dec. 31, 2013 Denominated Revolving Credit Facilities [Member] EUR (€)	Dec. 31, 2013 Fixed Rate Notes [Member]	Dec. 31, 2013 Floating Rate Notes [Member]	Dec. 31, 2013 Secured Debt [Member]	Mar. 04, 2013 Senior Unsecured Notes Due 2021 [Member] USD ($)	Feb. 14, 2013 Senior Unsecured Notes Due 2021 [Member]	Dec. 31, 2013 Senior Unsecured Notes Due 2021 [Member] USD ($)	Mar. 04, 2013 Senior Unsecured Notes Due 2021 [Member] Senior Secured Term Loan Facility Due 2017 [Member]	Mar. 12, 2013 Senior Unsecured Notes Due 2023 [Member] USD ($)	Dec. 31, 2013 Senior Unsecured Notes Due 2023 [Member] USD ($)	Mar. 12, 2013 Senior Unsecured Notes Due 2023 [Member] Senior Secured Term Loan Facility Due 2019 [Member]	May 21, 2013 Senior Unsecured Notes Due 2018 [Member] USD ($)	May 21, 2013 Senior Unsecured Notes Due 2018 [Member] EUR (€)	Dec. 31, 2013 Senior Unsecured Notes Due 2018 [Member] USD ($)	May 21, 2013 Senior Unsecured Notes Due 2018 [Member] Senior Secured Floating Rate Notes Due 2013 [Member] USD ($)	May 21, 2013 Senior Unsecured Notes Due 2018 [Member] Senior Secured Floating Rate Notes Due 2016 [Member] USD ($)	Oct. 15, 2013 Senior Unsecured Notes Due 2016 [Member] USD ($)	Sep. 24, 2013 Senior Unsecured Notes Due 2016 [Member]	Dec. 31, 2013 Senior Unsecured Notes Due 2016 [Member] USD ($)	Oct. 15, 2013 Senior Unsecured Notes Due 2016 [Member] Senior Secured Notes Due 2018 [Member]	Dec. 11, 2013 Term Loan Due Two Thousand And Twenty [Member] USD ($)	Dec. 31, 2013 Term Loan Due Two Thousand And Twenty [Member] USD ($)
Debt Instrument [Line Items]
Short-term bank borrowings	$ 24	$ 36
Weighted average interest rate	3.50%	3.60%
Percentage of total notes						68.00%	32.00%
Remaining tenor of debt	5 years 2 months 12 days							4 years 3 months 18 days
Interest accrued for debt	27	25
Total long-term debt	3,281	3,185
Increase in long-term debt	96
Gain (loss) on extinguishment of debt	(114)	(161)	(32)
Principal amount											500			500				750					500			400
Notes due date										February 15, 2021		April 3, 2017	March 15, 2023		March 19, 2019	June 1, 2018	June 1, 2018		October 2013	November 2016		September 15, 2016		August 2018	January 11, 2020
Fair value recorded											500			500				750					500
Net proceeds									495				495			743					495				100
Cash on hand									14																	6
Repayment of principal amount									494				471				142				422				496
Pay related call premiums									10				5			16					51				5
Pay related accrued interest									5				5			2					8				5
Payment for general corporate purposes													14								14
Principal amount due																			184
Principal amount	1,033	3,470																	58	615
Annual repayment of Term Loan	9
Revolving credit facility				$ 853	€ 620